SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

December 31, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 68.00%
Communications — 5.77%
$300,000	AT&T, Inc., (LIBOR USD 3-Month + 0.950%), 2.95%, 7/15/21(a)	$302,801
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	201,415
450,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	473,020
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 2.63%, 4/15/24(a)	151,482
216,000	Discovery Communications LLC, 2.80%, 6/15/20	216,515
200,000	Discovery Communications LLC, 3.30%, 5/15/22	205,119
150,000	Fox Corp., 3.67%, 1/25/22(b)	155,041
250,000	Vodafone Group Plc, (LIBOR USD 3-Month + 0.990%), 2.99%, 1/16/24(a)	253,183

		1,958,576

Consumer, Cyclical — 7.91%
225,000	Delta Air Lines, Inc., 2.88%, 3/13/20	225,158
181,000	Delta Air Lines, Inc., 3.40%, 4/19/21	183,422
250,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	253,268
250,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	254,162
424,000	Hyundai Capital America, 3.00%, 10/30/20(b)	426,226
95,000	Marriott International, Inc., 2.13%, 10/3/22	94,945
325,000	Marriott International, Inc., (LIBOR USD 3-Month + 0.650%), 2.54%, 3/8/21(a)	326,192
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), 2.65%, 9/28/22(a),(b)	249,454
215,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	216,091
250,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	252,832
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	203,187

		2,684,937

Consumer, Non-cyclical — 10.84%
125,000	AbbVie, Inc., 2.30%, 11/21/22(b)	125,605
250,000	Allergan Finance LLC, 3.25%, 10/1/22	255,644
100,000	Allergan Funding SCS, 3.45%, 3/15/22	102,326
75,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 0.875%), 2.84%, 12/29/20(a)	75,025
200,000	Becton Dickinson and Co., 2.89%, 6/6/22	203,305
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 2.92%, 6/6/22(a)	125,932
150,000	Bristol-Myers Squibb Co., 2.25%, 8/15/21(b)	150,946
150,000	Bristol-Myers Squibb Co., 2.88%, 2/19/21(b)	151,742
300,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 2.89%, 7/15/23(a)	301,308
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	154,717
150,000	CVS Health Corp., 2.80%, 7/20/20	150,554
107,000	CVS Health Corp., 3.35%, 3/9/21	108,703
350,000	EMD Finance LLC, 2.95%, 3/19/22(b)	355,634

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$400,000	Equifax, Inc., 3.60%, 8/15/21	$409,123
200,000	Kraft Heinz Foods Co., (LIBOR USD 3-Month + 0.570%), 2.47%, 2/10/21(a)	200,106
300,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	301,734
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	206,942
300,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.46%, 6/2/20(a)	300,318

		3,679,664

Energy — 8.49%
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 2.81%, 5/15/22(a)	152,111
368,000	Enbridge, Inc., (LIBOR USD 3-Month + 0.700%), 2.59%, 6/15/20(a)	368,669
400,000	Energy Transfer Operating LP, 4.15%, 10/1/20	404,276
175,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	176,719
300,000	Kinder Morgan Energy Partners LP, 5.00%, 10/1/21	312,601
100,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	104,227
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	201,057
250,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 2.99%, 9/9/22(a)	250,698
150,000	Occidental Petroleum Corp., 2.60%, 8/13/21	151,088
50,000	Occidental Petroleum Corp., 2.70%, 2/15/23	50,377
250,000	Occidental Petroleum Corp., 2.70%, 8/15/22	252,730
300,000	Williams Cos., Inc. (The), 4.00%, 11/15/21	308,890
150,000	Williams Cos., Inc. (The), 5.25%, 3/15/20	150,920

		2,884,363

Financial — 26.47%
150,000	American Tower Corp., REIT, 2.80%, 6/1/20	150,387
350,000	American Tower Corp., REIT, 3.45%, 9/15/21	358,450
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 2.61%, 5/19/22(a),(b)	252,376
250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 2.89%, 7/23/24(a)	252,491
150,000	Bank of Montreal, MTN, 2.05%, 11/1/22	150,562
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 2.52%, 9/19/22(a)	251,858
250,000	Barclays Plc, 3.25%, 1/12/21	252,542
250,000	BNP Paribas SA, 3.50%, 3/1/23(b)	258,923
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 2.55%, 9/13/23(a)	302,057
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 2.63%, 10/27/22(a)	251,781
300,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.070%), 2.96%, 12/8/21(a)	303,817
200,000	Commonwealth Bank of Australia, (LIBOR USD 3-Month + 0.700%), 2.59%, 3/16/23(a),(b)	201,799
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.49%, 1/10/23(a)	250,015

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$250,000	Credit Agricole SA, 3.38%, 1/10/22(b)	$255,916
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	254,230
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	260,214
150,000	Crown Castle International Corp., REIT, 2.25%, 9/1/21	150,444
485,000	Crown Castle International Corp., REIT, 3.40%, 2/15/21	491,921
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 2.66%, 2/23/23(a)	402,158
200,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.57%, 5/25/21(a)	203,566
200,000	ING Groep NV, 3.15%, 3/29/22	204,651
73,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.680%), 2.59%, 6/1/21(a)	73,139
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.900%), 2.84%, 4/25/23(a)	252,227
200,000	Lloyds Bank Plc, 2.25%, 8/14/22	200,979
250,000	Lloyds Bank Plc, (LIBOR USD 3-Month + 0.490%), 2.38%, 5/7/21(a)	250,479
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	253,927
300,000	Morgan Stanley, MTN, 2.75%, 5/19/22	305,185
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 2.88%, 7/22/22(a)	201,891
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 3.34%, 10/24/23(a)	255,375
200,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	201,375
250,000	Skandinaviska Enskilda Banken AB, 2.20%, 12/12/22(b)	250,295
300,000	Skandinaviska Enskilda Banken AB, (LIBOR USD 3-Month + 0.430%), 2.33%, 5/17/21(a),(b)	300,853
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 2.59%, 3/14/22(a),(b)	200,180
275,000	Truist Bank, 2.80%, 5/17/22	280,286
100,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 2.83%, 2/11/22(a)	100,682
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 2.55%, 1/11/23(a)	250,664
150,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 2.67%, 6/28/22(a)	151,116

		8,988,811

Industrial — 2.29%
300,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.230%), MTN, 2.12%, 3/15/21(a)	300,106
200,000	Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	201,666
275,000	United Technologies Corp., (LIBOR USD 3-Month + 0.650%), 2.55%, 8/16/21(a)	275,227

		776,999

Technology — 4.94%
200,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 1/15/22	202,986
375,000	Broadcom, Inc., 3.13%, 4/15/21(b)	379,542

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$225,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	$231,541
200,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23(b)	216,964
200,000	Hewlett Packard Enterprise Co., (LIBOR USD 3-Month + 0.720%), 2.76%, 10/5/21(a)	200,140
434,000	NXP BV / NXP Funding LLC, 4.13%, 6/1/21(b)	444,931

		1,676,104

Utilities — 1.29%
150,000	Florida Power & Light Co., (LIBOR USD 3-Month + 0.400%), 2.31%, 5/6/22(a)	149,994
138,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 2.60%, 3/27/20(a)	137,564
150,000	Sempra Energy, (LIBOR USD 3-Month + 0.500%), 2.50%, 1/15/21(a)	150,024

		437,582

Total Corporate Bonds		23,087,036

(Cost $22,964,634)

Asset Backed Securities — 25.05%
300,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	302,501
58,960	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87%, 11/8/21	59,075
255,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class D, 2.74%, 12/8/22	256,324
175,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	175,129
180,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	182,226
160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	164,354
175,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	174,391
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	297,428
75,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.43%, 5/20/22(b)	75,261
190,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	190,431
130,000	CarMax Auto Owner Trust, Series 2016-4, Class D, 2.91%, 4/17/23	130,824
205,000	CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	207,550
250,000	CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23	253,779
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	300,534
100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	100,143

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$275,000	Dell Equipment Finance Trust, Series 2017-2, Class B, 2.47%, 10/24/22(b)	$275,399
300,000	Dell Equipment Finance Trust, Series 2018-1, Class C, 3.53%, 6/22/23(b)	304,916
275,000	Dell Equipment Finance Trust, Series 2018-2, Class B, 3.55%, 10/22/23(b)	280,257
175,000	Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	176,327
15,802	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	15,806
309,000	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	313,642
147,788	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	148,751
284,861	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	286,302
240,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	242,025
291,000	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	299,078
225,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	229,020
130,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	131,198
105,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	105,078
105,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	104,665
225,000	Hyundai Auto Lease Securitization Trust, Series 2017-C, Class B, 2.46%, 7/15/22(b)	225,304
235,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	237,049
315,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24	321,998
160,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	162,605
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22%, 7/15/25	305,771
300,000	Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 5/22/23(b)	304,077
240,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	241,121
225,000	Tesla Auto Lease Trust, Series 2018-A, Class D, 3.30%, 5/20/20(b)	225,237
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	169,073
150,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	149,550

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$375,000	World Omni Automobile Lease Securitization Trust, Series 2018-B, Class B, 3.43%, 3/15/24	$381,251

Total Asset Backed Securities		8,505,450

(Cost $8,485,088)

U.S. Government Agency Backed Mortgages — 2.14%
Fannie Mae — 0.17%
17,091	Pool #888467, 6.00%, 6/1/22	17,567
10,545	Pool #AL0202, 4.00%, 4/1/21	10,614
8,704	Series 2003-55, Class CD, 5.00%, 6/25/23	9,014
33	Series 2011-23, Class AB, 2.75%, 6/25/20	33
21,926	Series 2012-1, Class GB, 2.00%, 2/25/22	21,857

		59,085

Freddie Mac — 1.97%
200,000	Series 2010-K7, Class B, 5.52%, 4/25/20(b),(c)	201,064
250,000	Series 2011-K10, Class B, 4.62%, 11/25/49(b),(c)	254,001
195,000	Series 2011-K11, Class B, 4.42%, 12/25/48(b),(c)	198,434
1,374	Series 3710, Class AB, 2.00%, 8/15/20	1,372
11,501	Series 3726, Class BA, 2.00%, 8/15/20	11,480
2,155	Series 3852, Class EA, 4.50%, 12/15/21	2,167

		668,518

Total U.S. Government Agency Backed Mortgages		727,603

(Cost $733,652)

U.S. Treasury Obligations — 1.79%
U.S. Treasury Notes — 1.79%
600,000	2.88%, 10/31/20	606,000

Total U.S. Treasury Obligations		606,000

(Cost $606,140)

Municipal Bonds — 0.35%
Minnesota — 0.35%
120,000	Duluth Independent School District No 709 GO, Series B, 3.00%, 2/1/20	120,067

Total Municipal Bonds		120,067

(Cost $120,048)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations — 0.05%
$15,721	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 1.98%, 12/26/35(a),(b)	$15,644

Total Collateralized Mortgage Obligations		15,644

(Cost $15,478)

Shares
Investment Company — 1.11%
377,335	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	377,335

Total Investment Company		377,335

(Cost $377,335)

Total Investments		$33,439,135
(Cost $33,302,375) — 98.49%

Other assets in excess of liabilities — 1.51%		512,651

NET ASSETS — 100.00%		$33,951,786

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Affiliated investment.

Financial futures contracts as of December 31, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	15	March 2020	$2,535	USD $	3,232,500	Barclays Plc

Total			$2,535

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar